New Standards and Interpretations Not Yet Adopted - Summary of Impacts Due to the Adoption of New Standard In Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Current assets	$ 1,198,488	$ 1,069,391
Non - current assets	3,054,443	2,776,722
Total assets	4,252,931	3,846,113
Current liabilities
Air traffic liability	470,693	396,237
Frequent flyer deferred revenue	13,186	9,044
Income tax payable	3,700	1,401
Other current liabilities	130,590	120,437
Total current liabilities	1,058,392	862,682
Non - current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	123,182	108,448
Total non - current liabilities	1,083,044	1,141,160
Total liabilities	2,141,436	2,003,842
Equity
Additional paid in capital	72,945	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	2,150,322	1,887,091
Net income	370,023	334,544	$ (224,974)
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	2,111,495	1,842,271	$ 1,587,422	$ 2,075,108
Total liabilities and equity	4,252,931	3,846,113
Previously stated [member]
ASSETS
Current assets	1,198,488	1,069,391
Non - current assets	3,054,443	2,776,722
Total assets	4,252,931	3,846,113
Current liabilities
Air traffic liability	470,693	396,237
Frequent flyer deferred revenue	13,186	9,044
Income tax payable	3,700	22,495
Other current liabilities	570,813	470,660
Total current liabilities	1,058,392	898,436
Non - current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	1,049,929	1,079,082
Total non - current liabilities	1,083,044	1,105,406
Total liabilities	2,141,436	2,003,842
Equity
Issued capital	28,496	28,454
Additional paid in capital	72,953	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	1,780,299	1,552,547
Net income	370,023	334,544
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	2,111,495	1,842,271
Total liabilities and equity	4,252,931	3,846,113
Transition impact [member]
Current liabilities
Air traffic liability	6,475	3,559
Frequent flyer deferred revenue	4,011	1,314
Income tax payable	(820)	(349)
Total current liabilities	9,666	4,524
Non - current liabilities
Total liabilities	9,666	4,524
Equity
Retained earnings	(4,524)	(2,354)
Net income	(5,142)	(2,170)
Total equity	(9,666)	(4,524)
IFRS15 [member]
ASSETS
Current assets	1,198,488	1,069,391
Non - current assets	3,054,443	2,776,722
Total assets	4,252,931	3,846,113
Current liabilities
Air traffic liability	477,168	399,796
Frequent flyer deferred revenue	17,197	10,358
Income tax payable	2,880	22,146
Other current liabilities	570,813	470,660
Total current liabilities	1,068,058	902,960
Non - current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	1,049,929	1,079,082
Total non - current liabilities	1,083,044	1,105,406
Total liabilities	2,151,102	2,008,366
Equity
Issued capital	28,496	28,454
Additional paid in capital	72,953	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	1,775,775	1,550,193
Net income	364,881	332,374
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	2,101,829	1,837,747
Total liabilities and equity	$ 4,252,931	$ 3,846,113